SUBSEQUENT EVENTS (Details Textual) - USD ($)		1 Months Ended					3 Months Ended		9 Months Ended
	Aug. 08, 2016	Jul. 31, 2016	Apr. 30, 2016	Apr. 21, 2016	Mar. 01, 2016	Feb. 29, 2016	Jun. 30, 2016	Mar. 31, 2016	Mar. 31, 2016	Dec. 31, 2015
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 0.80
Stock Issued During Period, Value, Issued for Services							$ 59,500	$ 70,800	$ 169,700	$ 98,900
Stock Issued During Period, Shares, Upon Cashless Exercise Of Warrants					45,508	45,508	51,249
Number Of Warrants Exercised					148,787	148,787	(262,045)	(148,787)
IMT Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance					3,000,000
Reserved Options Price 0.25 [Member]
Subsequent Event [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance					1,000,000
Reserved Options Price					$ 0.25
Reserved Options Price 0.95 [Member]
Subsequent Event [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance					1,000,000
Reserved Options Price					$ 0.95
Reserved Options Price 1.05 [Member]
Subsequent Event [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance					1,000,000
Reserved Options Price					$ 1.05
Subsequent Event [Member]
Subsequent Event [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance				23,650,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	750,000
Proceeds from Income Tax Refunds		$ 403,889
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 1.00
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Subsequent Event [Member] | Interactive Motion Technologies Inc [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.80
Stock Issued During Period, Shares, Issued for Services			70,000
Stock Issued During Period, Value, Issued for Services			$ 70,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				3,895,000
Stock Issued During Period, Shares, Upon Cashless Exercise Of Warrants			51,249
Number Of Warrants Exercised			262,045
Business Acquisition, Percentage of Voting Interests Acquired				100.00%